BORROWINGS (Schedule of Bank Borrowings) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
BORROWINGS [Abstract]
Short-term	$ 667,682,811	$ 624,871,434
Long-term, current portion	1,104,735	29,803,934
Subtotal	668,787,546	654,675,368
Long-term	38,776,693	43,451,827
Total	$ 707,564,239	$ 698,127,195